GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets and Accumulated Amortization (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Gross Value	$ 29,300,000		$ 29,300,000
Accumulated Amortization	5,046,250		3,364,167
Net Book Value	24,253,750		25,935,833
Intangible assets, net	28,048,028		29,623,130	$ 0
Amortization expense	1,667,109	$ 0	3,364,167	$ 0
Other intangible assets	194,278		87,297
Trade Name
Schedule of Intangible Assets [Line Items]
Indefinite Lived Intangible Assets	900,000		900,000
State Insurance Licenses
Schedule of Intangible Assets [Line Items]
Indefinite Lived Intangible Assets	2,700,000		2,700,000
Finite-Lived Intangible Assets Excluding Other Insignificant Amount | Indefinite-Lived Intangible Assets Excluding Other Insignificant Amount
Schedule of Intangible Assets [Line Items]
Accumulated Amortization	5,046,250		3,364,167
Gross Value	32,900,000		32,900,000
Intangible assets, net	27,853,750		29,535,833
Customer Relationships - Agents
Schedule of Intangible Assets [Line Items]
Gross Value	12,600,000		12,600,000
Accumulated Amortization	1,890,000		1,260,000
Net Book Value	10,710,000		11,340,000
Customer Relationships - Financial Relationships
Schedule of Intangible Assets [Line Items]
Gross Value	11,000,000		11,000,000
Accumulated Amortization	1,031,250		687,500
Net Book Value	9,968,750		10,312,500
Internally Developed and Used Technology—APA
Schedule of Intangible Assets [Line Items]
Gross Value	1,600,000		1,600,000
Accumulated Amortization	600,000		400,000
Net Book Value	1,000,000		1,200,000
Internally Developed and Used Technology—Market Place
Schedule of Intangible Assets [Line Items]
Gross Value	100,000		100,000
Accumulated Amortization	25,000		16,667
Net Book Value	75,000		83,333
Non-Compete Agreements
Schedule of Intangible Assets [Line Items]
Gross Value	4,000,000		4,000,000
Accumulated Amortization	1,500,000		1,000,000
Net Book Value	$ 2,500,000		$ 3,000,000